Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.76%
Aerospace & Defense–1.31%
Leonardo DRS, Inc.(b)	108,357	$3,057,834
Apparel Retail–1.01%
Shoe Carnival, Inc.	54,172	2,375,442
Apparel, Accessories & Luxury Goods–1.23%
Kontoor Brands, Inc.	35,160	2,875,385
Application Software–2.67%
Descartes Systems Group, Inc. (The) (Canada)(b)	23,309	2,399,895
Q2 Holdings, Inc.(b)	48,248	3,848,743
		6,248,638
Asset Management & Custody Banks–1.16%
StepStone Group, Inc., Class A	48,016	2,728,749
Automotive Parts & Equipment–2.43%
Modine Manufacturing Co.(b)(c)	21,733	2,885,925
Patrick Industries, Inc.(c)	19,746	2,811,238
		5,697,163
Biotechnology–6.82%
ADMA Biologics, Inc.(b)	114,255	2,283,957
Ascendis Pharma A/S, ADR (Denmark)(b)	12,946	1,932,967
CareDx, Inc.(b)	125,818	3,928,667
Natera, Inc.(b)(c)	24,064	3,054,925
Vaxcyte, Inc.(b)(c)	14,247	1,628,005
Vericel Corp.(b)	52,870	2,233,757
Xenon Pharmaceuticals, Inc. (Canada)(b)	23,088	908,975
		15,971,253
Broadline Retail–1.41%
Ollie’s Bargain Outlet Holdings, Inc.(b)	33,962	3,301,106
Building Products–1.80%
Griffon Corp.(c)	38,608	2,702,560
Janus International Group, Inc.(b)(c)	149,823	1,514,710
		4,217,270
Cargo Ground Transportation–2.13%
Knight-Swift Transportation Holdings, Inc.(c)	39,039	2,106,154
XPO, Inc.(b)(c)	26,911	2,893,202
		4,999,356
Commercial & Residential Mortgage Finance–2.42%
Merchants Bancorp	50,514	2,271,110
Mr. Cooper Group, Inc.(b)	36,785	3,390,841
		5,661,951
Communications Equipment–2.02%
Calix, Inc.(b)	57,755	2,240,317
Lumentum Holdings, Inc.(b)	39,256	2,488,045
		4,728,362
Shares		Value
Construction & Engineering–2.49%
Comfort Systems USA, Inc.	6,924	$2,702,784
IES Holdings, Inc.(b)	15,723	3,138,625
		5,841,409
Construction Machinery & Heavy Transportation Equipment– 0.32%
REV Group, Inc.	26,527	744,348
Construction Materials–0.96%
Summit Materials, Inc., Class A(b)	57,497	2,244,108
Electrical Components & Equipment–1.36%
EnerSys	24,192	2,468,794
Powell Industries, Inc.(c)	3,186	707,260
		3,176,054
Electronic Components–1.20%
Coherent Corp.(b)	31,619	2,811,245
Electronic Manufacturing Services–1.96%
Flex Ltd.(b)	74,733	2,498,324
Sanmina Corp.(b)	30,664	2,098,951
		4,597,275
Environmental & Facilities Services–1.05%
Casella Waste Systems, Inc., Class A(b)	24,740	2,461,383
Financial Exchanges & Data–2.15%
Donnelley Financial Solutions, Inc.(b)	33,980	2,236,903
TMX Group Ltd. (Canada)	89,150	2,794,239
		5,031,142
Food Distributors–1.05%
Chefs’ Warehouse, Inc. (The)(b)(c)	58,622	2,462,710
Food Retail–2.11%
Sprouts Farmers Market, Inc.(b)	44,731	4,938,750
Health Care Facilities–2.59%
Encompass Health Corp.	33,108	3,199,557
Tenet Healthcare Corp.(b)	17,262	2,868,944
		6,068,501
Health Care Services–0.95%
BrightSpring Health Services, Inc.(b)(c)	151,938	2,230,450
Health Care Supplies–1.11%
Lantheus Holdings, Inc.(b)(c)	23,644	2,594,929
Health Care Technology–0.57%
Simulations Plus, Inc.(c)	41,781	1,337,828
Homebuilding–2.35%
Taylor Morrison Home Corp., Class A(b)	78,419	5,509,719
Homefurnishing Retail–0.74%
Arhaus, Inc.(c)	141,684	1,744,130
Hotels, Resorts & Cruise Lines–1.11%
Travel + Leisure Co.	56,263	2,592,599

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Independent Power Producers & Energy Traders–1.42%
Talen Energy Corp.(b)(c)	18,683	$3,330,058
Industrial Machinery & Supplies & Components–4.35%
Gates Industrial Corp. PLC(b)	150,036	2,633,132
ITT, Inc.	27,760	4,150,397
SPX Technologies, Inc.(b)	7,587	1,209,823
Timken Co. (The)	25,921	2,184,881
		10,178,233
Industrial REITs–2.17%
EastGroup Properties, Inc.	14,350	2,680,867
STAG Industrial, Inc.	61,196	2,392,152
		5,073,019
Investment Banking & Brokerage–4.23%
BGC Group, Inc., Class A(c)	291,231	2,673,501
Jefferies Financial Group, Inc.	43,202	2,659,083
Piper Sandler Cos.	16,157	4,585,518
		9,918,102
Leisure Products–1.17%
Acushnet Holdings Corp.(c)	42,934	2,737,042
Life Sciences Tools & Services–1.05%
Repligen Corp.(b)(c)	16,595	2,469,668
Oil & Gas Equipment & Services–2.15%
Cactus, Inc., Class A(c)	46,799	2,792,496
Weatherford International PLC	26,336	2,236,453
		5,028,949
Oil & Gas Exploration & Production–2.48%
Antero Resources Corp.(b)	68,300	1,956,795
Matador Resources Co.	39,979	1,975,762
Permian Resources Corp.	137,045	1,865,183
		5,797,740
Other Specialized REITs–1.20%
Gaming and Leisure Properties, Inc.	54,651	2,811,794
Paper & Plastic Packaging Products & Materials–1.24%
Graphic Packaging Holding Co.(c)	98,524	2,915,325
Pharmaceuticals–1.02%
Axsome Therapeutics, Inc.(b)(c)	13,874	1,246,856
Intra-Cellular Therapies, Inc.(b)	15,687	1,147,818
		2,394,674
Property & Casualty Insurance–1.13%
Skyward Specialty Insurance Group, Inc.(b)	64,712	2,635,720
Real Estate Services–1.00%
Newmark Group, Inc., Class A(c)	150,125	2,331,441
Regional Banks–10.68%
Banc of California, Inc.	190,473	2,805,667
Bancorp, Inc. (The)(b)(c)	68,714	3,676,199
Cullen/Frost Bankers, Inc.(c)	26,329	2,945,162
First Financial Bankshares, Inc.(c)	88,886	3,289,671
Glacier Bancorp, Inc.(c)	57,448	2,625,374
Pinnacle Financial Partners, Inc.(c)	36,487	3,574,631
SouthState Corp.(c)	29,308	2,848,152
Shares		Value
Regional Banks–(continued)
Western Alliance Bancorporation(c)	37,694	$3,260,154
		25,025,010
Research & Consulting Services–2.08%
Huron Consulting Group, Inc.(b)	21,492	2,336,181
ICF International, Inc.	15,185	2,532,706
		4,868,887
Semiconductor Materials & Equipment–1.11%
FormFactor, Inc.(b)	26,937	1,239,102
Ichor Holdings Ltd.(b)	42,538	1,353,134
		2,592,236
Semiconductors–1.09%
MACOM Technology Solutions Holdings, Inc.(b)	22,998	2,558,757
Specialized Consumer Services–1.00%
Frontdoor, Inc.(b)	48,902	2,346,807
Specialty Chemicals–1.74%
Ashland, Inc.(c)	24,258	2,109,718
Innospec, Inc.	17,374	1,964,826
		4,074,544
Steel–1.17%
ATI, Inc.(b)	41,027	2,745,117
Systems Software–2.15%
Commvault Systems, Inc.(b)	20,285	3,120,847
SentinelOne, Inc., Class A(b)(c)	80,479	1,925,058
		5,045,905
Trading Companies & Distributors–2.65%
Applied Industrial Technologies, Inc.	18,633	4,157,581
Core & Main, Inc., Class A(b)	46,433	2,061,625
		6,219,206
Total Common Stocks & Other Equity Interests (Cost $163,870,238)		231,347,323
Money Market Funds–0.93%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(e)	760,714	760,714
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e)	1,414,469	1,414,469
Total Money Market Funds (Cost $2,175,183)		2,175,183
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.69% (Cost $166,045,421)		233,522,506
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–18.82%
Invesco Private Government Fund, 4.96%(d)(e)(f)	12,230,652	12,230,652
Invesco Private Prime Fund, 5.02%(d)(e)(f)	31,853,204	31,865,945
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,096,883)		44,096,597
TOTAL INVESTMENTS IN SECURITIES–118.51% (Cost $210,142,304)		277,619,103
OTHER ASSETS LESS LIABILITIES—(18.51)%		(43,367,327)
NET ASSETS–100.00%		$234,251,776
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,132,909	$14,488,777	$(15,860,972)	$-	$-	$760,714	$60,302
Invesco Liquid Assets Portfolio, Institutional Class	1,525,715	8,074,549	(9,599,771)	(558)	65	-	34,039
Invesco Treasury Portfolio, Institutional Class	2,437,610	20,675,725	(21,698,866)	-	-	1,414,469	78,461
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,370,225	98,727,811	(104,867,384)	-	-	12,230,652	532,667*
Invesco Private Prime Fund	47,697,724	219,601,370	(235,426,037)	(10,166)	3,054	31,865,945	1,427,073*
Total	$72,164,183	$361,568,232	$(387,453,030)	$(10,724)	$3,119	$46,271,780	$2,132,542

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$231,347,323	$—	$—	$231,347,323
Money Market Funds	2,175,183	44,096,597	—	46,271,780
Total Investments	$233,522,506	$44,096,597	$—	$277,619,103
Invesco V.I. Small Cap Equity Fund